Note 53 - Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with entities of the Group (Millions of Euros)
	2020	2019	2018
Assets
Loans and advances to credit institutions	148	26	132
Loans and advances to customers	1.743	1.682	1.866
Liabilities
Deposits from credit institutions	-	3	2
Customer deposits	791	453	521
Memorandum accounts
Financial guarantees given	132	166	152
Other contingent commitments given	1.400	1.042	1.358
Loan commitments given	11	106	78

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2020	2019	2018
Income statement
Interest and other income	20	19	55
Interest expense	1	1	2
Fee and commission income	5	4	5
Fee and commission expense	34	53	48